Vessels, Port Terminals and Other Fixed Assets, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			50 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2016	Jun. 30, 2013	Apr. 30, 2013	Oct. 31, 2012	Jun. 26, 2013	Aug. 05, 2013	Oct. 08, 2013	Feb. 11, 2014
Vessels, port terminals and other fixed assets, net
Assets pledged as collateral	$ 831	$ 948
Payments of obligations under capital leases	1,399	1,353	1,519
Construction cost	23,225	31,398
Payments for construction	23,225	31,398	8,534
Payments made during the period to acquire fixed assets	68,433	27,998	9,132
Capitalized interest costs	1,176	1,827	535
San San H product tanker
Vessels, port terminals and other fixed assets, net
Payments to acquire businesses including transaction expenses				9,850
Ferni H product tanker
Vessels, port terminals and other fixed assets, net
Payments to acquire businesses including transaction expenses				9,800
San San H/Ferni H product tankers
Vessels, port terminals and other fixed assets, net
Payments of obligations under capital leases	1,399
Conveyor belt at its dry port facility in Nueva Palmira
Vessels, port terminals and other fixed assets, net
Construction cost	22,516
Payments for construction	743
Four new tank barges, price per each
Vessels, port terminals and other fixed assets, net
Acquisition cost			1,900		1,900	1,900	1,900
Three pushboats
Vessels, port terminals and other fixed assets, net
Construction cost		19,766
Acquisition cost								20,250
Payments made during the period to acquire fixed assets	3,710
36 dry barges
Vessels, port terminals and other fixed assets, net
Acquisition cost									19,080
Additional 36 dry barges
Vessels, port terminals and other fixed assets, net
Acquisition cost										19,080
Total new dry barges
Vessels, port terminals and other fixed assets, net
Construction cost		11,632
Payments made during the period to acquire fixed assets	52,672
Second-hand bunker vessel
Vessels, port terminals and other fixed assets, net
Payments made during the period to acquire fixed assets	5,504
Three new pushboats, price per each
Vessels, port terminals and other fixed assets, net
Acquisition cost											7,552
Payments made during the period to acquire fixed assets	6,920
Expansion of dry port
Vessels, port terminals and other fixed assets, net
Payments made during the period to acquire fixed assets	16,305
Expansion of dry port and three new pushboats
Vessels, port terminals and other fixed assets, net
Capitalized interest costs	$ 693